Taxes (Details Narrative)	6 Months Ended	37 Months Ended	84 Months Ended
	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Income tax rate	12.50%
Statutory income tax rate		15.00%	15.00%	15.00%
Net operating loss carry forwards					$ 13,555,122	¥ 96,311,852
Foreign Investment Enterprises [Member]
Restructuring Cost and Reserve [Line Items]
Income tax rate	25.00%
H N T Es [Member]
Restructuring Cost and Reserve [Line Items]
Income tax rate	15.00%
Quantum Edge HK Limited [Member]
Restructuring Cost and Reserve [Line Items]
Income tax rate	¥ 2,000,000
Income tax rate	8.25%